Share based compensation reserve - Reserve Summary (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	€ 8.3
Share based payment charge		€ 4.4
Reserve of share-based payments	4.0
Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	8.3
Reserve of share-based payments	4.0
Share based compensation reserve | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	0.4
Share based compensation reserve | Key Management Personnel Of Entity Or Parent, Reclassification to tax liability
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	(5.4)
Share based compensation reserve | Management Award 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Directors and Senior Management share awards charge - January 1, 2018	(0.1)
Share based compensation reserve | January 1, 2018 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	0.1
Share based compensation reserve | January 1, 2019 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	0.1
Share based compensation reserve | January 1, 2020 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	€ 0.6